Per share amounts - Disclosure of Detailed Information about Net Loss Basic and Diluted (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [line items]
Net loss - basic and diluted	$ (788)	$ (305)